Stock Options (Details)		3 Months Ended	9 Months Ended
	Jan. 06, 2025	Jul. 31, 2025 USD ($)	Jul. 31, 2026 USD ($) $ / shares	Jul. 31, 2025 USD ($)	Jul. 31, 2026 $ / shares	Oct. 31, 2025 $ / shares	Oct. 31, 2025 $ / shares
Stock Options [Line Items]
Percentage of issued and outstanding common shares	20.00%
Stock options award granted vest term	10 years
Common shares reserved for issuance period			12 months
Issued and outstanding common shares in total			15.00%
Options outstanding			6		6	14	14
Weighted average exercise price | (per share)			$ 179,627.91		$ 252,000	$ 171,360	$ 240,212.5
Share-based compensation expense (in Dollars)				$ 3,264
Related Party Consultant [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares			5.00%
Investors [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares			2.00%
Common shares reserved for issuance period			12 months